STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 299,943	$ 503,512	$ 1,525,220	$ 1,676,625	$ 1,738,738
Costs and expenses:
Cost of sales (exclusive of items shown separately below)	245,735	285,587	1,007,297	910,269	710,605
Cost of other revenues (exclusive of items shown separately below)	7,873	9,965	45,449	37,486	27,047
Depreciation and depletion	45,277	40,023	153,982	127,356	115,279
Selling, general and administrative	18,442	18,859	63,078	51,817	48,791
Business interruption			524	8,291	23,455
Idle mine			0	0	12,137
Total costs and expenses	317,327	354,434	1,270,330	1,135,219	937,314
Operating (loss) income	(17,384)	149,078	254,890	541,406	801,424
Interest expense	(2,107)	(1,121)	(4,271)	(17,960)	(31,433)
Interest income	5,293	8,154	33,047	40,699	12,438
Loss on early extinguishment of debt			0	(11,699)	0
Other (expense) income			0	(1,027)	675
(Loss) income before income tax (benefit) expense	(14,198)	156,111	283,666	551,419	783,104
Income tax (benefit) expense	(6,030)	19,122	33,063	72,790	141,806
Net (loss) income	$ (8,168)	$ 136,989	$ 250,603	$ 478,629	$ 641,298
Basic and diluted net (loss) income per share:
Net (loss) income per share - basic (in dollars per share)	$ (0.16)	$ 2.63	$ 4.79	$ 9.21	$ 12.42
Net (loss) income per share - diluted (in dollars per share)	$ (0.16)	$ 2.62	$ 4.79	$ 9.2	$ 12.4
Weighted average number of shares outstanding—basic (in shares)	52,464	52,163	52,287	51,973	51,622
Weighted average number of shares outstanding— diluted (in shares)	52,464	52,217	52,345	52,045	51,715
Dividends declared (in dollars per share)	$ 0.08	$ 0.58	$ 0.82	$ 1.16	$ 1.54
Sales
Revenues:
Total revenues	$ 294,933	$ 497,998	$ 1,499,980	$ 1,647,992	$ 1,707,579
Other revenues
Revenues:
Total revenues	$ 5,010	$ 5,514	$ 25,240	$ 28,633	$ 31,159